FINANCING RECEIVABLE - Schedule of movement of allowance for financing receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCING RECEIVABLE
Balance at beginning of year	$ 9,257	$ 7,023	$ 15,114
Charge to cost of revenues	(2,017)	(10,802)	(12,745)
Write off of financing receivable		(7,786)	(22,178)
Exchange difference	(107)	(782)	1,342
Balance at end of year	$ 11,167	$ 9,257	$ 7,023